Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 21, 2016
Registrant Name	dei_EntityRegistrantName	Strategy Shares
Central Index Key	dei_EntityCentralIndexKey	0001506213
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hss
Document Creation Date	dei_DocumentCreationDate	Sep. 21, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 21, 2016
Prospectus Date	rr_ProspectusDate	Sep. 21, 2016
Active Alts Contrarian ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – ACTIVE ALTS CONTRARIAN ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Active Alts Contrarian ETF is to seek current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, directly or indirectly through other investment funds, in equity securities of domestic and foreign issuers traded on a U.S. exchange (including American Depository Receipts (“ADRs”)) that the Sub-Adviser believes may be subject to a “short squeeze”, and in cash and cash equivalents, including affiliated and unaffiliated money market funds and investment grade short term fixed income securities such as U.S. Treasury securities. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined by Sub-Adviser to be of comparable quality. A “short squeeze” occurs when investors who have sold short shares of an equity security seek to rapidly cover or buy back the short position due to actual or perceived appreciation in the security, which may occur because of positive news or events related to the company, its market sector or the market generally. Often, the additional buying momentum created by short sellers covering their short positions escalates the increase in the price of the shares. The Fund may also lend portfolio securities that the Sub-Adviser believes may become, based on its analysis, subject to a short squeeze.

In selecting securities for the Fund’s portfolio, the Sub-Adviser uses a proprietary investment process to identify equities that it believes have a higher potential for capital appreciation as a result of a short squeeze. The Sub-Adviser’s process for identifying short squeeze opportunities involves analysis of both fundamental factors (e.g., quality of earnings, fundamental stability of business, etc.) and technical factors (e.g., price and volume characteristics, relative strength, etc.). Using this analysis, the Sub-Adviser seeks to identify securities where, in the opinion of the Sub-Adviser, short interest is significant, is increasing or is expected to increase, but is unjustified based on the Sub-Adviser’s analysis. The Sub-Adviser may also determine to lend out portfolio securities that the Sub-Adviser believes to be strong candidates for a short squeeze to short sellers and other market participants. The Fund will receive premium income in exchange for the securities it lends.

The Fund’s portfolio may be more heavily focused in different sectors at different times depending on market conditions, and/or company, sector and industry outlooks. While the Fund is not limited with respect to its investments in any sector, the Fund limits investments in a single issuer to no more than five percent (5%) of the total assets of the Fund and to no more than five percent (5%) of the security’s public float. In addition, the Fund will limit its equity investments to companies with a market capitalization of $250 million or more.

In general, the Fund will acquire positions that the Sub-Adviser believes, based on its analysis of markets, companies and sectors, offer substantial potential for capital appreciation or the opportunity for income. Conversely, the Fund will generally sell positions when the Sub-Adviser believes the security has met its target price, the Sub-Adviser’s outlook for a market, company or sector has changed, or the Sub-Adviser believes better opportunities are available. To the extent that the Sub-Adviser has not identified equities suitable for investment, the Fund will be invested in cash or cash equivalents, such as money market funds, and at times the Fund’s investment in such investments may be significant. The Fund’s equity securities allocation and cash and cash equivalents allocations may range from 0% to 100% of the Fund’s portfolio, depending on the Sub-Adviser’s current assessment of market value and risk.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index. Instead, the Fund uses an active investment strategy in an effort to meet its investment objective. As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than many investment companies. Portfolio turnover is a ratio that indicates how often the securities in an investment company’s portfolio change during a year. A higher portfolio turnover rate indicates a greater number of changes, and a lower portfolio turnover rate indicates a smaller number of changes. Under normal circumstances, the anticipated annual portfolio turnover rate for the Fund is expected to be greater than 100%.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All ETFs, including the Fund, take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value per share (“NAV”), market price per share and returns include:

Acquired Fund Risk. Because the Fund may invest in other investment companies, the value of your investment will fluctuate in response to the performance of the acquired funds. Investing in acquired funds involves certain additional expenses and certain tax results that would not arise if you invested directly in the securities of the acquired funds.

ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Affiliated Investment Company Risk. The Fund invests in affiliated money market funds (the “Affiliated Funds”), unaffiliated money market funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects an Affiliated Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio.

Absence of Prior Active Market Risk. Although the Shares of the Fund are approved for listing on the NASDAQ Stock Market (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Equity Risk. Holders of common stock, or common stock equivalents, of any given issuer, are generally exposed to greater risk than holders of preferred stocks and debt obligations of the issuer because preferred stocks and debt obligations are typically entitled to receive payments and distributions in advance of common stock.

ETF Risk. The NAV of the Fund, an actively managed ETF, can fluctuate up or down due to changes in the market value of the securities owned by the Fund. In addition, the Fund may be subject to the following additional risks: (1)the market price of the Fund’s shares may trade above or below their NAV; (2)an active trading market for the Fund’s shares may not develop or be maintained; (3) in a stressed market, Fund shares may become less liquid in response to decreasing liquidity in markets for its underlying portfolio holdings; and (4)trading of the Fund’s shares may be halted if the Exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock tradinggenerally. There can be no assurance that the Fund will continue to satisfy the listing requirements of the Exchange or that the listing requirements will remain unchanged. Individual shares of the Fund are not redeemable. The purchase of Creation Units of the Fund may be costly and there may be brokerage costs associated with the assembly of a Creation Unit.The Fund has a limited number of financial institutions that act as authorized participants. To the extent that an authorized participant exits the business or is unable to process creation/redemption orders, and no other authorized participant can act to create/redeem shares, Fund shares may trade like closed end funds, trade at a discount, and/or face delisting.

Fixed Income Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates fall.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Large Capitalization Companies Risk. The Fund may invest in large capitalization companies (defined by the Sub-Adviser as companies with more than $6 billion in capitalization). Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Limited Experience Risk. Although the executives and members of the Sub-Adviser have extensive experience in managing investments for clients including corporations, non-taxable entities, investment companies and other business and private accounts, the Sub-Adviser has not managed the Fund’s investment strategy before, which may limit the Sub-Adviser’s effectiveness.

Market Risk. The market value of the Fund’s portfolio security may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, Sector or the market as a whole. This volatility may cause the value of your investment in a Fund to decline.

Management Risk. The Fund’s ability to achieve its investment objectives depends on the Sub-Adviser’s ability to successfully implement the Fund’s investment strategies. The Sub-Adviser could be incorrect in its analysis of economic trends, sectors, individual companies and other investment related matters. As a result, the Fund could under perform other investment vehicles with similar investment objectives.

Medium Capitalization and Small Capitalization Companies Risk. The Fund may invest a significant portion of its assets in medium capitalization companies (which the Sub-Adviser defines as companies having a market capitalization of between $1 billion and $6 billion that are not in the top ten percent of the securities in their primary market when ranked in order of market capital) and also may invest a significant portion of its assets in small capitalization companies (which the Sub-Adviser defines as companies having a market capitalization of less than $1 billion). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Such companies also typically are subject to a greater degree of changes in earnings and prospects.

Money Market Risk. In order to maintain sufficient liquidity, to implement investment strategies or for temporary defensive purposes, the Fund may invest a significant portion of its assets in shares of one or more money market funds. Generally, money market mutual funds are registered investment companies that seek to earn income consistent with the preservation of capital and maintenance of liquidity by investing primarily in high quality money market instruments, including, without limitation, U.S. government obligations, bank obligations and high-grade corporate instruments. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Risks Related to Investments in Significantly Shorted Stocks. The Fund’s investment strategy seeks to invest in stocks in which a significant amount of market participants have taken short positions. Market participants take short positions in stocks when they believe the value of these stocks will decline in the future. If these market participants are correct, the value of stocks in which the Fund invests will decrease, and the Fund will lose money on its investments.

Risk of Securities Lending. There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

Risks Related to Portfolio Turnover. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. See “Federal Income Tax Matters”.

Risk Lose Money [Text]	rr_RiskLoseMoney	All ETFs, including the Fund, take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information and daily NAV per share information will be available at no cost by calling (855) 4SS-ETFS or (855) 477-3837.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 4SS-ETFS or (855) 477-3837
Active Alts Contrarian ETF | Active Alts Contrarian ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SQZZ
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.86%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.41%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 912

[1]	Estimated for the current fiscal year.
[2]	Active Alts, Inc. ("Sub-Adviser") has contractually agreed to reduce its fees and/or reimburse the Fund's expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 1.95% of the Fund's average annual daily net assets ("Expense Cap"). The Expense Cap will remain in effect until at least August 31, 2018. The Expense Cap may be terminated earlier only upon the approval of the Board and upon the termination of the Sub-Advisory Agreement. The Sub-Adviser may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not exceed the expense limits in effect at the time of such reimbursement and any expense limits in place at the time of the recoupment.